Federated Institutional Prime Obligations Fund
(formerly, Federated Prime Obligations Fund)
A Portfolio of Money Market Obligations Trust
AUTOMATED SHARES (TICKER PBAXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2015
Federated Institutional Prime Obligations Fund, Automated Shares, will no longer offer checkwriting and debit card services. In the section entitled “How to Redeem and Exchange Shares,” please delete the sub-sections “Checkwriting” and “Debit Card.”
June 27, 2016
Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453230 (6/16)
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